Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2025
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$1	$1	$-	$-

	December 31, 2024
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$5	$5	$-	$-